Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Parent Entity Financial Information [Abstract]
Summary Of Parent Entity Financial Information Explanatory	The individual financial statements for the parent entity show the following aggregate amounts
	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Balance Sheet
Current Assets	4,948	21,135
Total Assets	853,380	943,030

Current Liabilities	7,025	9,136
Total Liabilities	13,227	13,904

Shareholders' Equity
Issued Capital	1,165,323	1,163,165
Reserves
Foreign Currency Translation Reserve	(227,441)	(150,306)
Share Options Reserve	82,619	77,310
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(193,317)	(174,012)
	840,153	929,126

Loss for the period	(19,305)	(27,436)
Total comprehensive loss for the period	(19,305)	(27,436)